Annual Total Returns[BarChart] - PROFUND VP SHORT MID-CAP - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(8.23%)	(18.95%)	(27.70%)	(12.44%)	(1.70%)	(20.19%)	(14.85%)	10.97%	(21.17%)	(26.65%)